Note 11 - Short Term Notes Payable (Details) - Schedule of Short-term Debt (Parentheticals) - Loans Payable [Member]	12 Months Ended
Dec. 31, 2018 USD ($)
Web Bank [Member]
Short-term Debt [Line Items]
Borrowed	Feb. 01, 2016
Interest	23.00%
Quarterspot Lending [Member]
Short-term Debt [Line Items]
Borrowed	Jun. 27, 2016
Interest	31.00%
Perfectly Green Corporation [Member]
Short-term Debt [Line Items]
Borrowed	Jan. 22, 2018
Interest	3.00%
Original Balance	$ 60,000
Power Up Lending Group, LLC [Member]
Short-term Debt [Line Items]
Borrowed	Dec. 05, 2018
Interest	26.00%